INCOME TAX	12 Months Ended
Jun. 30, 2017
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 18 -	INCOME TAX

BVI

Hollysys and its subsidiaries incorporated in the BVI are not subject to income tax under the relevant regulations.

Singapore

The Company’s wholly owned subsidiaries incorporated in Singapore are subject to Singapore corporate tax at a rate of 17% on the assessable profits arising from Singapore.

Malaysia

The Company’s wholly owned subsidiaries incorporated in Malaysia are subject to Malaysia corporate income tax at a rate of 24% on the assessable profits arising from Malaysia.

Dubai

The branch of the Company’s wholly owned subsidiary is a tax exempt company incorporated in Dubai, and no tax provision has been made for each of the years ended June 30, 2015, 2016 and 2017.

Hong Kong

The Company’s wholly owned subsidiaries incorporated in Hong Kong are subject to Hong Kong profits tax at a rate of 16.5% on the assessable profits arising from Hong Kong. No provision for Hong Kong profits tax has been made in the statement of comprehensive income as there were sustained taxable losses arising from Hong Kong for each of the years ended June 30, 2015, 2016 and 2017.

Macau

The Company’s wholly owned subsidiary incorporated in Macau is subject to the Macau corporate income tax at a rate of 12% on the assessable profits arising from Macau, with an exemption up to MOP  600. No provision for Macau profits tax has been made in the statement of comprehensive income for each of the years ended June 30, 2015, 2016 and 2017.

India

The Company’s wholly owned subsidiary incorporated in India is subject to India corporate tax at a rate of 30% on its worldwide income. No provision for India profits tax has been made in the statement of comprehensive income as there were no taxable profits noted for each of the years ended June 30, 2015, 2016 and 2017.

Qatar

CECL is subject to the Qatar Corporate income tax at a rate of 10% on the assessable profit arising from Qatar. No provision for Qatar tax has been made in the statement of comprehensive income as there were no assessable profits noted for each of the years ended June 30, 2016 and 2017.

PRC

The Company’s subsidiaries incorporated in the PRC are subject to PRC enterprise income tax (“EIT”) on their respective taxable incomes as adjusted in accordance with relevant PRC income tax laws. The PRC statutory EIT rate is 25%. The Company’s PRC subsidiaries are subject to the statutory tax rate except for the followings:

Beijing Hollysys Co., Ltd (“Beijing Hollysys”)

Beijing Hollysys was certified as a High and New Technology Enterprise (“HNTE”) which provides a preferential EIT rate of 15% for three calendar years from 2014 to 2016, and is in the process of reapplying the qualifications of HNTE for the following three calendar years from 2017 to 2019. Beijing Hollysys is expecting to receive the renewed certification in late 2017.

Further, Beijing Hollysys was expected to be qualified for the Key Software Enterprise (“KSE”) status in 2017 and would be entitled to the preferential tax rate of 10% for calendar year 2016. Beijing Hollysys will be subject to the statutory tax rate of 25% for calendar year 2017 and onwards, if and when it fails to be certified or qualified as a HNTE or KSE in the future.

Hangzhou Hollysys Automation Co., Ltd (“Hangzhou Hollysys”)

Hangzhou Hollysys was certified as a HNTE which provides a preferential EIT rate of 15% for three calendar years from 2014 to 2016, and is in the process of reapplying the qualifications of HNTE for the following three  calendar years from 2017 to 2019. Hangzhou Hollysys is expecting to receive the renewed certification in late 2017.

Further, Hangzhou Hollysys was qualified for the KSE status in 2017 and was entitled to the preferential tax rate of 10% for calendar year 2016. Hangzhou Hollysys will be subject to the statutory tax rate of 25% for calendar year 2017 and onwards, if and when it fails to be certified or qualified as a HNTE or KSE in the future.

The Company’s income before income taxes consists of:

	Year ended June 30,
	2015	2016	2017

PRC	$134,657	$142,900	$105,331
Non-PRC	(9,430)	(5,158)	(22,976)

	$125,227	$137,742	$83,355

Income tax expense, most of which is incurred in the PRC, consists of:

	Year ended June 30,
	2015	2016	2017

Current income tax expense (benefit)
PRC	16,074	10,590	12,911
Non-PRC	5,120	4,110	(658)
	$21,194	$14,700	$12,253
Deferred income tax expense (benefit)
PRC	5,834	(196)	2,616
Non-PRC	(988)	(266)	(483)
	$4,846	(462)	2,133
	$26,040	$14,238	$14,386

Reconciliation of the income tax expenses as computed by applying the PRC statutory tax rate of 25% to income before income taxes and the actual income tax expenses is as follows:

	Year ended June 30,
	2015	2016	2017
Income before income taxes	$125,227	$137,742	$83,355

Expected income tax expense at statutory tax rate in the PRC	31,307	34,436	20,838
Effect of different tax rates in various jurisdictions	1,286	2,109	2,627
Effect of preferential tax treatment	(12,453)	(12,296)	(10,650)
Effect of non-taxable income	(6,770)	(4,985)	-
Effect of additional deductible research and development expenses	(2,772)	(4,716)	(2,385)
Effect of non-deductible expenses	8,402	5,569	4,608
Effect of change in tax rate	(4,191)	(6,613)	(4,835)
Change in valuation allowance	1,475	540	3,964
Tax rate differential on deferred tax items	3,139	(587)	2,056
Withholding tax on dividend paid by subsidiaries	6,028	1,252	(2,799)
Others	589	(471)	962
Total	$26,040	$14,238	$14,386

Had the above preferential tax treatment not been available, the tax charge would have been increased by $12,453, $12,296 and $10,650 and the basic net income per share would have been reduced by $0.21, $0.21 and $0.18 for the years ended June 30, 2015, 2016 and 2017, respectively, and the diluted net income per share for the years ended June 30, 2015, 2016 and 2017 would have been reduced by $0.21, $0.20 and $0.17 respectively.

The breakdown of deferred tax assets/liabilities caused by the temporary difference is shown as below:

	June 30,
	2016	2017

Deferred tax assets, current
Allowance for doubtful accounts	$9,838	$9,172
Inventory provision	205	179
Provision for contract loss	917	694
Long-term assets	13	13
Deferred revenue	3,522	3,220
Deferred subsidies	1,020	1,654
Warranty liabilities	1,322	829
Recognition of intangible assets	57	(2)
Accrued payroll	960	998
Net operating loss carry forward	6,361	9,801
Valuation allowance	(6,307)	(10,160)
Total deferred tax assets, current	$17,908	$16,398

Deferred tax liabilities, current
Costs and estimated earnings in excess of billings	$(16,068)	$(10,071)
Recognition of intangible assets	(1,060)	-
PRC dividend withholding tax	(3,010)	(2,949)
Others	(24)	2
Total deferred tax liabilities, current	$(20,162)	$(13,018)

Net deferred tax assets, current	$6,659	$7,730
Net deferred tax liabilities, current	$(8,913)	$(4,350)

Deferred tax assets, non-current
Long-term assets	$699	$112
Deferred subsidies	2,642	333
Net operating loss carryforward	-	1,573
Warranty liabilities	874	332
Others	(16)	192
Total deferred tax assets, non-current	$4,199	$2,542

Deferred tax liabilities, non-current
Share of net gains of equity investees	$(1,733)	$(2,520)
Property, plant and equipment	-	(38)
Intangible assets and other non-current assets	(330)	(5,552)
Total deferred tax liabilities, non-current	$(2,063)	$(8,110)

Net deferred tax assets-non-current	$2,195	$1,121
Net deferred tax liabilities-non-current	$(59)	$(6,689)

As of June 30, 2017 the Company had incurred net losses of approximately $9,748, $48,342, $1,377 derived from entities in the PRC, Singapore and Hong Kong, respectively. The net losses in the PRC can be carried forward for five years, to offset future net profit for income tax purposes. The net losses in Singapore and Hong Kong can be carried forward without an expiration date. For the amount as of June 30, 2017, $9,748 will expire, if not utilized, from calendar years ending December 31, 2017 to 2022.

The valuation allowance is considered on an individual entity basis.

Under the EIT Law and the implementation rules, profits of the Company’s PRC subsidiaries earned on or after January 1, 2008 and distributed by the PRC subsidiaries to their respective foreign holding companies are subject to a withholding tax at 10% unless reduced by tax treaty. As of June 30, 2016 and 2017, the aggregate undistributed earnings from the Company’s PRC subsidiaries that are available for distribution are approximately RMB2,907,542 (equivalent to $447,025) and RMB3,654,625 (equivalent to $557,093), respectively. The Company expects to distribute a portion of the earnings (approximately RMB200,000 or $29,490) to the holding companies located outside mainland China, and has hence accrued a withholding tax of $2,947 as of June 30, 2017. The remaining undistributed earnings of the Company’s PRC subsidiaries are intended to be permanently reinvested, and accordingly, no deferred tax liabilities have been provided for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Company.

As of June 30, 2016 and June 30, 2017, the undistributed retained earnings generated from periods prior to January 1, 2008 were approximately $63,716 which are not subject to PRC dividend withholding taxes. Accordingly, as of June 30, 2016 and June 30, 2017, the total amounts of undistributed earnings generated from the Company’s PRC subsidiaries for which no withholding tax has been accrued were $372,040 and $484,314, respectively. Deferred tax liabilities subject to recognize would have been approximately $30,832 and $42,060 respectively, if all such undistributed earnings planned to be distributed to the Company in full as of June 30, 2016 and June 30, 2017.

The Chinese tax law grants the tax authorities the rights to further inspect companies’ tax returns retroactively in a three-year period (up to five years under certain special conditions), which means theoretically the tax authorities can still review the PRC subsidiaries’ tax returns for the years ended December 31, 2012 through 2016. The tax law also states that companies will be liable to additional tax, interest charges and penalties if errors are found in their tax returns and such errors have led to an underpayment of tax.

Determining income tax provisions involves judgment on the future tax treatment of certain transactions. The Company performed a self-assessment and concluded that there was no significant uncertain tax position requiring recognition in its financial statements. The tax treatment of such transactions is reconsidered periodically to take into account all changes in tax legislations. Where the final tax outcome of these transactions is different from the amounts that were initially recorded, such difference will impact the income tax and deferred tax provisions in the year in which such determination is made.

There were no material interest or penalties incurred for and as of the years ended June 30, 2015, 2016 and 2017, respectively.